Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Lease revenues, excluding amortization	$ 21,239	$ 22,467	$ 43,614	$ 44,146
Time charter service revenues, excluding amortization	13,443	13,948	28,038	28,049
Amortization of above market contract intangibles	(905)	(905)	(1,800)	(1,800)	$ (3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue	0	1,100	64	1,100
Total revenues	33,777	36,610	69,916	71,495
Majority held FSRUs [Member]
Lease revenues, excluding amortization	21,239	22,467	43,614	44,146
Time charter service revenues, excluding amortization	13,443	13,948	28,038	28,049
Amortization of above market contract intangibles	(905)	(905)	(1,800)	(1,800)	(3,631)
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue		1,100	64	1,100
Total revenues	33,777	36,610	69,916	71,495
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,405	6,405	12,739	12,739
Time charter service revenues, excluding amortization	3,713	3,598	6,990	7,657
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	634	573	1,352	1,176
Other revenue		0	0	0
Total revenues	10,752	10,576	21,081	21,572
Other Segments [Member]
Lease revenues, excluding amortization	0	0	0	0
Time charter service revenues, excluding amortization	0	0	0	0
Amortization of above market contract intangibles	0	0	0	0	0
Amortization of deferred revenue for modifications & drydock	0	0	0	0
Other revenue		0	0	0
Total revenues	0	0	0	0
Total Segments reporting [Member]
Lease revenues, excluding amortization	27,644	28,872	56,353	56,885
Time charter service revenues, excluding amortization	17,156	17,546	35,028	35,706
Amortization of above market contract intangibles	(905)	(905)	(1,800)	(1,800)	(3,631)
Amortization of deferred revenue for modifications & drydock	634	573	1,352	1,176
Other revenue		1,100	64	1,100
Total revenues	44,529	47,186	90,997	93,067
Eliminations [Member]
Lease revenues, excluding amortization	(6,405)	(6,405)	(12,739)	(12,739)
Time charter service revenues, excluding amortization	(3,713)	(3,598)	(6,990)	(7,657)
Amortization of above market contract intangibles	0	0	0	0	$ 0
Amortization of deferred revenue for modifications & drydock	(634)	(573)	(1,352)	(1,176)
Other revenue		0	0	0
Total revenues	$ (10,752)	$ (10,576)	$ (21,081)	$ (21,572)